Held-for-sale disposal group and discontinued operations - Narrative (Details) € in Thousands, $ in Thousands			1 Months Ended		3 Months Ended		6 Months Ended
	Jul. 29, 2025 USD ($) tranche	Jul. 29, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jul. 29, 2025 EUR (€) tranche	Jul. 14, 2025 USD ($)	Jul. 14, 2025 EUR (€)
Subsequent Event | Loans Payable
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Face amount of loan										$ 5,831	€ 5,000
Discontinued Operations, Held-for-Sale | Light-Duty
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from classifying the discontinued operations as held-for-sale					$ 30,183	$ 0	$ 30,183	$ 0
Additions to long-lived assets					$ 1,620	$ 4,176	$ 3,926	$ 8,325
Discontinued Operations, Disposed of by Sale | Light-Duty | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net proceeds from sale	$ 62,513								€ 53,600
Cash proceeds from sale	41,170	€ 35,300
Consideration held in escrow	12,829								€ 11,000
Maximum potential earnouts	$ 3,790	€ 3,250
Number of tranches for consideration held in escrow | tranche	4								4
Discontinued Operations, Disposed of by Sale | Light-Duty | Subsequent Event | Forecast
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale			$ 8,514	€ 7,300